Financial Instruments (Details 4) - ILS (₪) ₪ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Company’s notes	₪ (138,163)	₪ (562,023)
PC’s notes		(349,028)
Medical’s notes	(161,036)
Total	(299,199)	(911,051)
Book Value [Member]
Disclosure of fair value measurement of assets [line items]
Company’s notes	(136,028)	(538,672)
PC’s notes		(485,500)
Medical’s notes	(144,564)
Total	₪ (280,592)	₪ 1,024,172